Note 18 - Financial instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$28,520	$28,520	$31,332	$31,332
Restricted cash	35	35	32	32
Short-term investments	17,601	17,601	21,532	21,532

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

Long-term investments are in privately-held companies where there is no
readily determinable market value and are recorded using the cost method. Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not
presented. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.